OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Other Borrowings
SCHEDULE OF OTHER BORROWINGS

Other borrowings consist of the following:

Facility agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2024	2023
March 8, 2022	JS Alternatives JV Fund (“JS”)	Loan	15% p.a.	$—	$448,250
April 20, 2022	JS	Loan	15% p.a.	—	192,107
April 28, 2024	CJI Holdings Limited	Loan	36% p.a.	321,936	—
			Total:	$321,936	$640,357

Classifying as:
Current portion	$321,936	$432,241
Non-current portion	—	208,116
	$321,936	$640,357